FINANCIAL INSTRUMENTS - Commodity Price Risk (Narrative) (Details) lb / mo in Millions, lb in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017 oz lb $ / oz $ / lb lb / mo	Dec. 31, 2017 USD ($) lb $ / lb	Dec. 31, 2016 USD ($)
Disclosure of detailed information about financial instruments [line items]
Receivables relating to provisionally priced concentrate sales		$ 38.6	$ 36.6
Change in average metal prices that would impact before tax earnings (as a percent)		10.00%
Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Receivables relating to provisionally priced concentrate sales		$ 30.5	31.7
Unrecognized gains on receivables		$ 4.0	$ 9.1
Copper | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Notional quantities (in lbs or oz) | lb	45.0	23.1
Notional quantities (in lbs per month) | lb / mo	7.5
Average price (in USD per lb) | $ / lb	2.85	3.07
Gold | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Notional quantities (in lbs or oz) | oz	284,200
Average price (in USD per lb) | $ / oz	1,300
Collars settled or expired (in oz) | oz	152,300
Put and call options | Copper | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | $ / lb	3.33
Put and call options | Gold | Commodity contracts
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | $ / oz	1,414